Derivative Financial Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments recognized in the consolidated Balance sheet
The fair value of derivative financial instruments recognized in the Condensed Consolidated Balance Sheets follows:

	Notional amount	Other current assets	Other long-term assets	Other current liabilities	Other long-term liabilities	Type of hedge	Term
June 30, 2013
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$2,390	$2	$43	$—	$46	Fair value	9 months to 21 years
Floating-to-fixed interest rate swaps	300	—	—	1	—	Cash flow	1 year
Currency exchange contracts	442	4	—	9	—	Cash flow	12 to 36 months
Commodity contracts	1	—	—	—	—	Cash flow	12 months
Total		$6	$43	$10	$46

Derivatives not designated as hedges
Currency exchange contracts	$4,165	$29		$35			12 months
Commodity contracts	2	—		—			12 months
Total		$29		$35

December 31, 2012
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$1,290	$2	$85	$—	$—	Fair value	6 months to 21 years
Floating-to-fixed interest rate swaps	300	—	—	—	2	Cash flow	1 year
Currency exchange contracts	451	9	—	4	—	Cash flow	12 to 36 months
Commodity contracts	17	—	—	—	—	Cash flow	12 months
Total		$11	$85	$4	$2

Derivatives not designated as hedges
Currency exchange contracts	$4,997	$23		$31			12 months
Commodity contracts	19	1		—			12 months
Total		$24		$31

Amounts recognized in accumulated other comprehensive income (loss)
Amounts recognized in Accumulated other comprehensive income (loss) follow:

	Three months ended June 30
	2013		2012
	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)
Derivatives designated as cash flow hedges
Floating-to-fixed interest rate swaps	$—	$(1)	$(1)	$(1)
Currency exchange contracts	1	—	(3)	1
Commodity contracts	(1)	(1)	(4)	(2)
Total	$—	$(2)	$(8)	$(2)

	Six months ended June 30
	2013		2012
	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)
Derivatives designated as cash flow hedges
Floating-to-fixed interest rate swaps	$—	$(1)	$(2)	$(1)
Foreign currency exchange contracts	(8)	1	6	(1)
Commodity contracts	(1)	(1)	—	(4)
Total	$(9)	$(1)	$4	$(6)

Amounts recognized in net income
Amounts recognized in net income follow:

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Derivatives designated as fair value hedges
Fixed-to-floating interest rate swaps	$(80)	$24	$(88)	$14
Related long-term debt converted to floating interest rates by interest rate swaps	80	(24)	88	(14)
	$—	$—	$—	$—